Debt - Intercompany Note and Intercompany Revolver - Narrative (Details) $ in Millions		9 Months Ended
	May 13, 2024 USD ($)	Dec. 31, 2024 USD ($) Increase	Mar. 31, 2026	Sep. 30, 2024	May 08, 2024 USD ($)	Mar. 31, 2024 USD ($)
Debt Instrument [Line Items]
Total corporate debt		$ 2,020.3				$ 1,793.5
Revolving Credit Facility | Lions Gate Television Inc. | Minimum
Debt Instrument [Line Items]
Commitment fee (as percent)		0.25%
Revolving Credit Facility | Lions Gate Television Inc. | Maximum
Debt Instrument [Line Items]
Commitment fee (as percent)		0.375%
Intercompany Revolver | Revolving Credit Facility | Lions Gate Television Inc.
Debt Instrument [Line Items]
Revolving credit facility, maximum borrowing capacity	$ 150.0
Intercompany Revolver | Revolving Credit Facility | Lions Gate Television Inc. | SOFR
Debt Instrument [Line Items]
Basis spread on variable interest rate (as percent)	1.75%
LGTV Revolver | Revolving Credit Facility | Lions Gate Television Inc.
Debt Instrument [Line Items]
Revolving credit facility, maximum borrowing capacity		$ 1,100.0
Credit facility, available amount		$ 710.0
LGTV Term Loan A | Revolving Credit Facility | Lions Gate Television Inc.
Debt Instrument [Line Items]
Number of possible increases in margin | Increase		2
Effective interest rate (as percent)		6.18%
LGTV Term Loan A | Revolving Credit Facility | Lions Gate Television Inc. | SOFR
Debt Instrument [Line Items]
Basis spread on variable interest rate (as percent)		0.10%
LGTV Term Loan A | Revolving Credit Facility | Lions Gate Television Inc. | SOFR | Minimum
Debt Instrument [Line Items]
Coupon rate (as percent)		0.00%
LGTV Term Loan A | Revolving Credit Facility | Lions Gate Television Inc. | Applicable Margin
Debt Instrument [Line Items]
Basis spread on variable interest rate (as percent)		1.75%
LGTV Term Loan A | Revolving Credit Facility | Lions Gate Television Inc. | Base Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate (as percent)		0.75%
LGTV Term Loan A | Revolving Credit Facility | Lions Gate Television Inc. | LIBOR
Debt Instrument [Line Items]
Potential increases in interest rate upon certain increases to leverage ratios, total		50
Potential increase in interest rate upon certain increases to leverage ratios, per increase		25.00%
LGTV Term Loan A | Term Loans | Lions Gate Television Inc.
Debt Instrument [Line Items]
Total corporate debt					$ 399.3
Quarterly principal payment (as percent)				1.75%
Quarterly principal payment percent, year two			2.50%
LGTV Term Loan B | Term Loans | Lions Gate Television Inc.
Debt Instrument [Line Items]
Total corporate debt					$ 819.2
LGTV Term Loan B | Term Loans | Lions Gate Television Inc. | SOFR
Debt Instrument [Line Items]
Basis spread on variable interest rate (as percent)		0.10%
LGTV Term Loan B | Term Loans | Lions Gate Television Inc. | SOFR | Minimum
Debt Instrument [Line Items]
Coupon rate (as percent)		0.00%
LGTV Term Loan B | Term Loans | Lions Gate Television Inc. | Applicable Margin
Debt Instrument [Line Items]
Basis spread on variable interest rate (as percent)		2.25%
LGTV Term Loan B | Term Loans | Lions Gate Television Inc. | Base Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate (as percent)		1.25%